Impaired Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Commercial
Financing Receivable, Impaired [Line Items]
Recorded Balance	$ 83	$ 3,148
Unpaid Principal Balance	83	3,148
Specific Allowance	0	11
Average Investment in Impaired Loans	90	3,118
Interest Income Recognized	12	150
Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Balance	619	1,178
Unpaid Principal Balance	619	1,286
Specific Allowance	73	108
Average Investment in Impaired Loans	1,027	1,762
Interest Income Recognized	27	69
Installment
Financing Receivable, Impaired [Line Items]
Recorded Balance	306	326
Unpaid Principal Balance	306	326
Specific Allowance	0	0
Average Investment in Impaired Loans	312	328
Interest Income Recognized	3	15
Loans without a specific valuation allowance
Financing Receivable, Impaired [Line Items]
Recorded Balance	598	3,959
Unpaid Principal Balance	598	4,067
Specific Allowance	0	0
Average Investment in Impaired Loans	1,037	4,434
Interest Income Recognized	21	198
Loans without a specific valuation allowance | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Balance	83	2,975
Unpaid Principal Balance	83	2,975
Specific Allowance	0	0
Average Investment in Impaired Loans	90	2,930
Interest Income Recognized	5	142
Loans without a specific valuation allowance | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Balance	209	658
Unpaid Principal Balance	317	766
Specific Allowance	0	0
Average Investment in Impaired Loans	635	1,176
Interest Income Recognized	13	43
Loans without a specific valuation allowance | Installment
Financing Receivable, Impaired [Line Items]
Recorded Balance	306	326
Unpaid Principal Balance	306	326
Specific Allowance	0	0
Average Investment in Impaired Loans	312	328
Interest Income Recognized	3	13
Loans with a specific valuation allowance
Financing Receivable, Impaired [Line Items]
Recorded Balance	410	693
Unpaid Principal Balance	410	693
Specific Allowance	73	119
Average Investment in Impaired Loans	392	774
Interest Income Recognized	21	36
Loans with a specific valuation allowance | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Balance	0	173
Unpaid Principal Balance	0	173
Specific Allowance	0	11
Average Investment in Impaired Loans	0	188
Interest Income Recognized	7	8
Loans with a specific valuation allowance | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Balance	410	520
Unpaid Principal Balance	410	520
Specific Allowance	73	108
Average Investment in Impaired Loans	392	586
Interest Income Recognized	14	26
Loans with a specific valuation allowance | Installment
Financing Receivable, Impaired [Line Items]
Recorded Balance	0	0
Unpaid Principal Balance	0	0
Specific Allowance	0	0
Average Investment in Impaired Loans	0	0
Interest Income Recognized	$ 0	$ 2